As filed with the Securities and Exchange Commission on March 2, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.6%
	Banks - 10.1%
1,000,000	Bank of America Corp.	$17,890,000
435,000	Citigroup, Inc.	23,537,850
270,000	JPMorgan Chase & Co.	16,896,600
		58,324,450
	Construction & Engineering - 3.8%
727,580	AECOM Technology Corp. (b)	22,096,604

	Containers & Packaging - 3.7%
500,000	Sealed Air Corp.	21,215,000

	Electronic Equipment, Instruments & Components - 4.1%
373,000	TE Connectivity Ltd. (a)	23,592,250

	Energy Equipment & Services - 9.5%
450,000	Baker Hughes, Inc.	25,231,500
300,000	Halliburton Co.	11,799,000
760,812	Rowan Companies plc - Class A (a)	17,742,136
		54,772,636
	Health Care Equipment & Supplies - 2.4%
190,000	Baxter International Inc.	13,925,100

	Health Care Providers & Services - 8.6%
290,000	Aetna Inc.	25,760,700
360,000	Quest Diagnostics, Inc.	24,141,600
		49,902,300
	Industrial Conglomerates - 2.3%
525,000	General Electric Co.	13,266,750

	Insurance - 15.8%
250,000	Allstate Corp.	17,562,500
425,000	American International Group, Inc.	23,804,250
470,000	Lincoln National Corp.	27,104,900
425,000	MetLife, Inc.	22,988,250
		91,459,900
	Leisure Products - 1.0%
190,000	Mattel, Inc.	5,879,550

	Media - 2.3%
175,000	Omnicom Group Inc.	13,557,250

	Metals & Mining - 2.7%
252,500	Reliance Steel & Aluminum Co.	15,470,675

	Oil, Gas & Consumable Fuels - 2.9%
335,000	Ultra Petroleum Corp. (b)	4,408,600
1,075,000	WPX Energy, Inc. (b)	12,502,250
		16,910,850
	Personal Products - 1.9%
1,175,000	Avon Products, Inc.	11,033,250

	Pharmaceuticals - 4.4%
370,000	Eli Lilly & Co.	25,526,300

	Professional Services - 2.8%
135,000	Dun & Bradstreet Corp.	16,329,600

	Semiconductors & Semiconductor Equipment - 2.9%
1,170,000	Intersil Corp. - Class A	16,929,900

	Software - 6.5%
305,000	Electronic Arts Inc. (b)	14,339,575

495,000	Microsoft Corp.	22,992,750
		37,332,325
	Specialty Retail - 2.0%
650,000	Staples, Inc.	11,778,000

	Technology Hardware, Storage & Peripherals - 4.9%
700,000	Hewlett-Packard Co.	28,091,000
	Total Common Stocks (Cost $430,531,118)	547,393,690

Principal Amount		Value
	CORPORATE BONDS - 1.3%
	Health Care Providers & Services - 0.3%
	Quest Diagnostics, Inc.
$1,500,000	3.20%, 4/1/16	1,537,346
	Insurance - 0.3%
	Prudential Financial Inc.
1,500,000	4.75%, 9/17/15	1,539,447
	Life Sciences Tools & Services - 0.2%
	Thermo Fisher Scientific, Inc.
1,500,000	2.25%, 8/15/16	1,523,988
	Nondepository Credit Intermediation - 0.3%
	General Electric Capital Corp.
1,500,000	3.35%, 10/17/16	1,560,490
	Oil, Gas & Consumable Fuels - 0.2%
	Oneok Partners LP
1,500,000	3.25%, 2/1/16	1,530,437
	Total Corporate Bonds (Cost $7,714,183)	7,691,708

	SHORT-TERM INVESTMENTS - 3.6%
20,669,355	Fidelity Institutional Money Market Portfolio - Select Class, 0.07% (c)	20,669,355
	Total Short-Term Investments (Cost $20,669,355)	20,669,355

	Total Investments in Securities (Cost $458,914,656) - 99.5%	575,754,753
	Other Assets in Excess of Liabilities - 0.5%	2,941,920
	NET ASSETS - 100.0%	$578,696,673

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at December 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Outliers Fund
Schedule of Investments
at December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.5%
	Air Freight & Logistics - 5.5%
16,000	UTi Worldwide, Inc. (a)(b)	$193,120

	Banks - 4.3%
3,200	CIT Group Inc.	153,056

	Beverages - 1.5%
500	Monster Beverage Corp. (b)	54,175

	Building Products - 2.0%
1,400	Armstrong World Industries, Inc. (b)	71,568

	Commercial Services & Supplies - 3.4%
2,500	Clean Harbors, Inc. (b)	120,125

	Construction & Engineering - 8.3%
9,730	AECOM Technology Corp. (b)	295,500

	Distributors - 2.8%
1,625	Core-Mark Holding Company, Inc.	100,636

	Diversified Consumer Services - 8.9%
3,000	DeVry Education Group, Inc.	142,410
2,300	Strayer Education, Inc. (b)	170,844
		313,254
	Energy Equipment & Services - 1.3%
800	Baker Hughes, Inc.	44,856

	Health Care Providers & Services - 14.7%
1,800	Aetna Inc.	159,894
1,100	Humana, Inc.	157,993
3,000	Quest Diagnostics, Inc.	201,180
		519,067
	Insurance - 4.7%
6,200	Progressive Corp.	167,338

	Machinery - 5.9%
825	Colfax Corp. (b)	42,546
8,000	NN, Inc.	164,480
		207,026
	Metals & Mining - 3.5%
2,000	Reliance Steel & Aluminum Co.	122,540

	Oil, Gas & Consumable Fuels - 3.0%
700	EQT Corp.	52,990
2,000	Ultra Petroleum Corp. (b)	26,320

2,300	WPX Energy, Inc. (b)	26,749
		106,059
	Professional Services - 3.4%
1,000	Dun & Bradstreet Corp.	120,960

	Real Estate Management & Development - 1.1%
293	Howard Hughes Corp. (b)	38,213

	Semiconductors & Semiconductor Equipment - 6.5%
3,000	Micron Technology, Inc. (b)	105,030
3,600	Veeco Instruments, Inc. (b)	125,568
		230,598
	Software - 4.4%
2,000	Check Point Software Technologies, Ltd. (a)(b)	157,140

	Technology Hardware, Storage & Peripherals - 6.3%
3,500	NetApp, Inc.	145,075
800	SanDisk Corp.	78,384
		223,459
	Total Common Stocks (Cost $2,497,054)	3,238,690

	Total Investments in Securities (Cost $2,497,054) - 91.5%	3,238,690
	Other Assets in Excess of Liabilities - 8.5%	301,036
	NET ASSETS - 100.0%	$3,539,726

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 65.6%
	Banks - 4.2%
10,788	Bank of America Corp.	$192,997

	Beverages - 4.7%
2,300	PepsiCo, Inc.	217,488

	Communications Equipment - 1.6%
2,700	Cisco Systems, Inc.	75,101

	Computer and Electronic Product Manufacturing - 4.8%
1,400	International Business Machines Corp.	224,616

	Electrical Equipment - 4.8%
3,600	Emerson Electric Co.	222,228

	Food Products - 3.0%
100	J.M. Smucker Co.	10,098
3,300	Unilever N.V. - ADR	128,832
		138,930
	Health Care Equipment & Supplies - 2.4%
960	Zimmer Holdings, Inc.	108,883

	Household Products - 4.7%
2,400	Procter & Gamble Co.	218,616

	Industrial Conglomerates - 6.3%
1,400	3M Co.	230,048
2,400	General Electric Co.	60,648
		290,696
	Pharmaceuticals - 29.1%
4,900	Abbott Laboratories	220,598
3,450	AbbVie, Inc.	225,768
3,750	Bristol-Myers Squibb Co.	221,363
5,350	GlaxoSmithKline Plc - ADR	228,659
2,150	Johnson & Johnson	224,825
7,250	Pfizer, Inc.	225,838
		1,347,051
	Total Common Stocks (Cost $612,283)	3,036,606

	Total Investments in Securities (Cost $612,283) - 65.6%	3,036,606
	Other Assets in Excess of Liabilities - 34.4%	1,591,936
	NET ASSETS - 100.0%	$4,628,542

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Poplar Forest Funds’ (the “Fund or Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Funds’ investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2014:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$31,214,800	$-	$-	$31,214,800
Consumer Staples	11,033,250	-	-	11,033,250
Energy	71,683,486	-	-	71,683,486
Financials	149,784,350	-	-	149,784,350
Healthcare	89,353,700	-	-	89,353,700
Industrials	51,692,954	-	-	51,692,954
Information Technology	105,945,475	-	-	105,945,475
Materials	36,685,675	-	-	36,685,675
Total Common Stocks	547,393,690	-	-	547,393,690
Fixed Income
Corporate Bonds	-	7,691,708	-	7,691,708
Total Fixed Income	-	7,691,708	-	7,691,708
Short-Term Investments	20,669,355	-	-	20,669,355
Total Assets	$568,063,045	$7,691,708	$-	$575,754,753

Poplar Forest Outliers Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$413,890	$-	$-	$413,890
Consumer Staples	54,175	-	-	54,175
Energy	150,915	-	-	150,915
Financials	358,607	-	-	358,607
Health Care	519,067	-	-	519,067
Industrials	1,008,299	-	-	1,008,299
Information Technology	611,197	-	-	611,197
Materials	122,540	-	-	122,540
Total Common Stocks	3,238,690	-	-	3,238,690
Total Assets	$3,238,690	$-	$-	$3,238,690

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Staples	$575,034	$-	$-	$575,034
Financials	192,997	-	-	192,997
Health Care	1,455,934	-	-	1,455,934
Industrials	512,924	-	-	512,924
Information Technology	299,717	-	-	299,717
Total Common Stocks	3,036,606	-	-	3,036,606
Total Assets	$3,036,606	$-	$-	$3,036,606

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at December 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2014.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with a Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The written options held in the Poplar Forest Partners Fund at the beginning of the period were exercised in October 2014.

Transactions in written options contracts for the period ended December 31, 2014, are as follows:

Poplar Forest Partners Fund

	Contracts	Premiums Received
Beginning balance	6,800	$1,309,201
Options exercised	(6,800)	(1,309,201)
Outstanding at December 31, 2014	-	$-

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Poplar Forest Partners Fund

Cost of investments	$459,104,574

Gross unrealized appreciation	$137,987,674
Gross unrealized depreciation	(21,337,495)
Net unrealized appreciation	$116,650,179

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Poplar Forest Outliers Fund and the Poplar Forest Cornerstone Fund commenced operations on December 31, 2014.  The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows**:

Poplar Forest Outliers Fund

Cost of investments	$2,497,054

Gross unrealized appreciation	$805,698
Gross unrealized depreciation	(64,062)
Net unrealized appreciation	$741,636

Poplar Forest Cornerstone Fund

Cost of investments	$612,283

Gross unrealized appreciation	$2,424,323
Gross unrealized depreciation	0
Net unrealized appreciation	$2,424,323

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                                             Douglas G. Hess, President

Date           2/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date           2/24/15

By (Signature and Title)*  /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date           2/24/15

* Print the name and title of each signing officer under his or her signature.